Activities of the Company - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of Parent Entity Information [line items]
Percentage of remaining ownership	25.00%
Fomento Economico Mexicano S.A.B. de C.V. [member]
Disclosure of Parent Entity Information [line items]
Percentage of ownership	47.20%
Percentage of voting rights	63.00%
The Coca-Cola Company [member]
Disclosure of Parent Entity Information [line items]
Percentage of ownership	27.80%
Percentage of voting rights	37.00%